Segmented disclosure - Schedule of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 198,280	$ 119,987
Other gains (losses)	0	1,636
Gross profit	198,280	121,623
Operating costs	(133,010)	(88,390)
Professional, consulting and management fees	(17,922)	(8,255)
Foreign exchange gain (loss)	610	(9,064)
Other general and administrative expenses	(6,404)	(3,329)
Share-based payments	(3,135)	(1,638)
Finance costs	(1,135)	(1,350)
Interest income	403	1,148
Technology start-up costs	(3,835)
Exploration and evaluation costs	(2,093)	(3,022)
Total Expenses	(166,521)	(113,900)
Net income (loss) before tax	31,759	7,723
Income tax expense	(5,430)	(139)
Deferred income tax (expense) recovery	(3,758)	(823)
Net income (loss)	22,571	6,761
Total Non-current Assets	153,931	160,509
Total Assets	313,909	297,806
Total Liabilities	48,212	50,642
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	163,105	64,512
Segment Revenues	160,535
Other gains (losses)		1,636
Gross profit		66,148
Operating costs	(153,387)	(65,429)
Professional, consulting and management fees	(1,642)	(1,274)
Foreign exchange gain (loss)	(161)	44
Other general and administrative expenses	(414)	(473)
Share-based payments	0	0
Finance costs	(32)	(17)
Interest income	0	0
Technology start-up costs	0
Exploration and evaluation costs	0	0
Total Expenses	(155,636)	(67,149)
Net income (loss) before tax	7,469	(1,001)
Income tax expense	(74)	(15)
Deferred income tax (expense) recovery	955	0
Net income (loss)	8,350	(1,016)
Total Non-current Assets	961	9
Total Assets	56,631	49,010
Total Liabilities	39,907	41,968
Mine properties [Member]
Disclosure of operating segments [line items]
Revenues	161,790	126,750
Segment Revenues	33,705	55,475
Other gains (losses)		0
Gross profit		126,750
Operating costs	(110,184)	(93,524)
Professional, consulting and management fees	(4,162)	(3,086)
Foreign exchange gain (loss)	574	(15,943)
Other general and administrative expenses	(1,500)	(1,669)
Share-based payments	0	0
Finance costs	(1,022)	(1,325)
Interest income	275	601
Technology start-up costs	0
Exploration and evaluation costs	(2,078)	(2,958)
Total Expenses	(118,097)	(117,904)
Net income (loss) before tax	43,693	8,846
Income tax expense	(5,356)	(124)
Deferred income tax (expense) recovery	(4,388)	(3,157)
Net income (loss)	33,949	5,565
Total Non-current Assets	123,783	136,082
Total Assets	191,086	213,619
Total Liabilities	34,604	45,320
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	135,309	74,553
Segment Revenues	4,040
Other gains (losses)		0
Gross profit		74,553
Operating costs	(130,165)	(71,275)
Professional, consulting and management fees	(7,036)	(3,188)
Foreign exchange gain (loss)	207	6,835
Other general and administrative expenses	(2,358)	(1,082)
Share-based payments	(3,135)	(1,638)
Finance costs	(13)	(8)
Interest income	128	547
Technology start-up costs	0
Exploration and evaluation costs	0	0
Total Expenses	(142,372)	(69,809)
Net income (loss) before tax	(7,063)	4,744
Income tax expense	0	0
Deferred income tax (expense) recovery	(325)	2,334
Net income (loss)	(7,388)	7,078
Total Non-current Assets	18,303	20,052
Total Assets	111,703	106,779
Total Liabilities	21,467	34,352
E&E properties [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Other gains (losses)		0
Gross profit		0
Operating costs	0	0
Professional, consulting and management fees	(1)	0
Foreign exchange gain (loss)	0	0
Other general and administrative expenses	(3)	0
Share-based payments	0	0
Finance costs	0	0
Interest income	0	0
Technology start-up costs	0
Exploration and evaluation costs	(15)	(64)
Total Expenses	(19)	(64)
Net income (loss) before tax	(19)	(64)
Income tax expense	0	0
Deferred income tax (expense) recovery	0	0
Net income (loss)	(19)	(64)
Total Non-current Assets	0	0
Total Assets	2	25
Total Liabilities	0	0
Largo Clean Energy [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Other gains (losses)		0
Gross profit		0
Operating costs	0	0
Professional, consulting and management fees	(5,081)	(707)
Foreign exchange gain (loss)	(10)	0
Other general and administrative expenses	(2,029)	(105)
Share-based payments	0	0
Finance costs	(62)	0
Interest income	0	0
Technology start-up costs	(3,121)
Exploration and evaluation costs	0	0
Total Expenses	(10,303)	(812)
Net income (loss) before tax	(10,303)	(812)
Income tax expense	0	0
Deferred income tax (expense) recovery	0	0
Net income (loss)	(10,303)	(812)
Total Non-current Assets	10,884	4,366
Total Assets	18,084	4,871
Total Liabilities	6,488	0
Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Revenues	(261,924)	145,828
Other gains (losses)		0
Gross profit		(145,828)
Operating costs	260,726	141,838
Professional, consulting and management fees	0	0
Foreign exchange gain (loss)	0	0
Other general and administrative expenses	(100)	0
Share-based payments	0	0
Finance costs	(6)	0
Interest income	0	0
Technology start-up costs	(714)
Exploration and evaluation costs	0	0
Total Expenses	259,906	141,838
Net income (loss) before tax	(2,018)	(3,990)
Income tax expense	0	0
Deferred income tax (expense) recovery	0	0
Net income (loss)	(2,018)	(3,990)
Total Non-current Assets	0	0
Total Assets	(63,597)	(76,498)
Total Liabilities	$ (54,254)	$ (70,998)